QUARTERLY REPORT
Syntax Stratified LargeCap ETF
March 31, 2024

Syntax Stratified LargeCap ETF
Schedule of Investments
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—99.7%
3M Co.	2,025	$214,792
A O Smith Corp.	2,079	185,987
Abbott Laboratories	492	55,921
AbbVie, Inc.	1,330	242,193
Accenture PLC, Class A	417	144,536
Adobe, Inc.(a)	287	144,820
Advanced Micro Devices, Inc.(a)	609	109,918
AES Corp.	21,936	393,312
Aflac, Inc.	2,314	198,680
Agilent Technologies, Inc.	802	116,699
Air Products & Chemicals, Inc.	188	45,547
Airbnb, Inc., Class A(a)	642	105,904
Akamai Technologies, Inc.(a)	2,856	310,619
Albemarle Corp.	382	50,325
Alexandria Real Estate Equities, Inc., REIT	1,248	160,880
Align Technology, Inc.(a)	306	100,344
Allegion PLC	544	73,282
Alliant Energy Corp.	1,482	74,693
Allstate Corp.	1,515	262,110
Alphabet, Inc., Class A(a)	1,558	235,149
Alphabet, Inc., Class C(a)	1,551	236,155
Altria Group, Inc.	8,512	371,293
Amazon.com, Inc.(a)	804	145,026
Amcor PLC	12,695	120,729
Ameren Corp.	1,000	73,960
American Airlines Group, Inc.(a)	12,142	186,380
American Electric Power Co., Inc.	2,835	244,093
American Express Co.	189	43,033
American International Group, Inc.	3,191	249,440
American Tower Corp., REIT	304	60,067
American Water Works Co., Inc.	2,675	326,912
Ameriprise Financial, Inc.	220	96,457
AMETEK, Inc.	653	119,434
Amgen, Inc.	869	247,074
Amphenol Corp., Class A	1,616	186,406
Analog Devices, Inc.	1,077	213,020
ANSYS, Inc.(a)	471	163,512
Aon PLC, Class A	110	36,709
APA Corp.	2,203	75,739
Apple, Inc.	2,786	477,743
Applied Materials, Inc.	772	159,210
Aptiv PLC(a)	4,559	363,124
Arch Capital Group Ltd.(a)	1,551	143,374
Archer-Daniels-Midland Co.	6,505	408,579
Arista Networks, Inc.(a)	698	202,406
Arthur J Gallagher & Co.	139	34,756
Assurant, Inc.	1,331	250,547
AT&T, Inc.	18,419	324,174
Atmos Energy Corp.	2,737	325,347
Autodesk, Inc.(a)	630	164,065
Automatic Data Processing, Inc.	870	217,274
Security Description	Shares	Value
AutoZone, Inc.(a)	47	$148,128
AvalonBay Communities, Inc., REIT	566	105,027
Avery Dennison Corp.	277	61,840
Axon Enterprise, Inc.(a)	253	79,159
Baker Hughes Co.	10,356	346,926
Ball Corp.	1,822	122,730
Bank of America Corp.	3,337	126,539
Bank of New York Mellon Corp.	1,905	109,766
Bath & Body Works, Inc.	3,537	176,921
Baxter International, Inc.	1,085	46,373
Becton Dickinson & Co.	200	49,490
Berkshire Hathaway, Inc., Class B(a)	1,181	496,634
Best Buy Co., Inc.	2,014	165,208
Biogen, Inc.(a)	1,065	229,646
Bio-Rad Laboratories, Inc., Class A(a)	232	80,242
Bio-Techne Corp.	1,539	108,330
BlackRock, Inc.	110	91,707
Blackstone, Inc.	720	94,586
Boeing Co.(a)	800	154,392
Booking Holdings, Inc.	31	112,464
BorgWarner, Inc.	11,124	386,448
Boston Properties, Inc., REIT	2,480	161,969
Boston Scientific Corp.(a)	876	59,997
Bristol-Myers Squibb Co.	4,419	239,642
Broadcom, Inc.	163	216,042
Broadridge Financial Solutions, Inc.	517	105,913
Brown & Brown, Inc.	411	35,979
Brown-Forman Corp., Class B	4,368	225,476
Builders FirstSource, Inc.(a)	891	185,818
Bunge Global SA	3,866	396,342
Cadence Design Systems, Inc.(a)	1,025	319,062
Caesars Entertainment, Inc.(a)	1,506	65,872
Camden Property Trust	1,044	102,730
Campbell Soup Co.	4,821	214,293
Capital One Financial Corp.	4,618	687,574
Cardinal Health, Inc.	1,651	184,747
CarMax, Inc.(a)	1,745	152,007
Carnival Corp.(a)	4,840	79,086
Carrier Global Corp.	1,228	71,384
Catalent, Inc.(a)	4,207	237,485
Caterpillar, Inc.	349	127,884
Cboe Global Markets, Inc.	228	41,890
CBRE Group, Inc., Class A(a)	371	36,076
CDW Corp.	477	122,007
Celanese Corp.	408	70,119
Cencora, Inc.	802	194,878
Centene Corp.(a)	3,244	254,589
CenterPoint Energy, Inc.	8,386	238,917
CF Industries Holdings, Inc.	937	77,968
CH Robinson Worldwide, Inc.	1,094	83,297
Charles River Laboratories International, Inc.(a)	445	120,573

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Charles Schwab Corp.	3,538	$255,939
Charter Communications, Inc., Class A(a)	1,673	486,224
Chevron Corp.	4,756	750,211
Chipotle Mexican Grill, Inc.(a)	178	517,405
Chubb Ltd.	548	142,003
Church & Dwight Co., Inc.	3,911	407,956
Cigna Group	558	202,660
Cincinnati Financial Corp.	1,160	144,037
Cintas Corp.	286	196,491
Cisco Systems, Inc.	3,842	191,754
Citigroup, Inc.	2,067	130,717
Citizens Financial Group, Inc.	1,385	50,262
Clorox Co.	2,619	400,995
CME Group, Inc.	199	42,843
CMS Energy Corp.	1,213	73,192
Coca-Cola Co.	3,994	244,353
Cognizant Technology Solutions Corp., Class A	2,062	151,124
Colgate-Palmolive Co.	4,624	416,391
Comcast Corp., Class A	11,162	483,873
Comerica, Inc.	900	49,491
Conagra Brands, Inc.	7,240	214,594
ConocoPhillips	603	76,750
Consolidated Edison, Inc.	2,636	239,375
Constellation Brands, Inc., Class A	920	250,019
Constellation Energy Corp.	2,090	386,336
Cooper Cos., Inc.	938	95,169
Copart, Inc.(a)	3,842	222,529
Corning, Inc.	5,450	179,632
Corpay, Inc.(a)	146	45,047
Corteva, Inc.	1,449	83,564
CoStar Group, Inc.(a)	462	44,629
Costco Wholesale Corp.	985	721,641
Coterra Energy, Inc.	4,507	125,655
Crown Castle, Inc., REIT	561	59,371
CSX Corp.	2,072	76,809
Cummins, Inc.	267	78,672
CVS Health Corp.	8,440	673,174
Danaher Corp.	310	77,413
Darden Restaurants, Inc.	2,770	463,005
DaVita, Inc.(a)	584	80,621
Dayforce, Inc.(a)	3,158	209,091
Deckers Outdoor Corp.(a)	260	244,728
Deere & Co.	316	129,794
Delta Air Lines, Inc.	4,220	202,011
Dentsply Sirona, Inc.	1,406	46,665
Devon Energy Corp.	2,574	129,163
Dexcom, Inc.(a)	703	97,506
Diamondback Energy, Inc.	369	73,125
Digital Realty Trust, Inc., REIT	2,122	305,653
Discover Financial Services	5,228	685,339
Dollar General Corp.	1,005	156,840
Security Description	Shares	Value
Dollar Tree, Inc.(a)	1,072	$142,737
Dominion Energy, Inc.	4,950	243,490
Domino's Pizza, Inc.	1,066	529,674
Dover Corp.	1,110	196,681
Dow, Inc.	1,119	64,824
DR Horton, Inc.	1,548	254,723
DTE Energy Co.	2,104	235,943
Duke Energy Corp.	770	74,467
DuPont de Nemours, Inc.	636	48,762
Eastman Chemical Co.	504	50,511
Eaton Corp. PLC	798	249,519
eBay, Inc.	2,794	147,467
Ecolab, Inc.	204	47,104
Edison International	3,430	242,604
Edwards Lifesciences Corp.(a)	646	61,732
Electronic Arts, Inc.	3,518	466,733
Elevance Health, Inc.	505	261,863
Eli Lilly & Co.	312	242,724
Emerson Electric Co.	269	30,510
Enphase Energy, Inc.(a)	1,823	220,547
Entergy Corp.	2,297	242,747
EOG Resources, Inc.	571	72,997
EPAM Systems, Inc.(a)	513	141,670
EQT Corp.	3,167	117,401
Equifax, Inc.	146	39,058
Equinix, Inc., REIT	346	285,564
Equity Residential, REIT	1,666	105,141
Essex Property Trust, Inc., REIT	429	105,023
Estee Lauder Cos., Inc., Class A	2,724	419,905
Etsy, Inc.(a)	1,949	133,935
Everest Group Ltd.	370	147,075
Evergy, Inc.	1,418	75,693
Eversource Energy	1,217	72,740
Exelon Corp.	9,645	362,363
Expedia Group, Inc.(a)	779	107,307
Expeditors International of Washington, Inc.	655	79,628
Extra Space Storage, Inc., REIT	700	102,900
Exxon Mobil Corp.	6,580	764,859
F5, Inc.(a)	984	186,557
FactSet Research Systems, Inc.	85	38,623
Fair Isaac Corp.(a)	29	36,239
Fastenal Co.	1,570	121,110
Federal Realty Investment Trust	619	63,212
FedEx Corp.	320	92,717
Fidelity National Information Services, Inc.	756	56,080
Fifth Third Bancorp	1,308	48,671
First Solar, Inc.(a)	1,107	186,862
FirstEnergy Corp.	6,238	240,912
Fiserv, Inc.(a)	349	55,777
FMC Corp.	1,262	80,389
Ford Motor Co.	19,508	259,066
Fortinet, Inc.(a)	2,959	202,129

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Fortive Corp.	348	$29,935
Fox Corp., Class A	3,295	103,035
Fox Corp., Class B	3,609	103,290
Franklin Resources, Inc.	3,229	90,767
Freeport-McMoRan, Inc.	5,962	280,333
Garmin Ltd.	2,234	332,576
Gartner, Inc.(a)	342	163,021
GE HealthCare Technologies, Inc.	844	76,728
Gen Digital, Inc.	9,570	214,368
Generac Holdings, Inc.(a)	607	76,567
General Dynamics Corp.	583	164,692
General Electric Co.	1,131	198,524
General Mills, Inc.	3,120	218,306
General Motors Co.	6,018	272,916
Genuine Parts Co.	942	145,944
Gilead Sciences, Inc.	3,162	231,617
Global Payments, Inc.	324	43,306
Globe Life, Inc.	1,538	178,977
Goldman Sachs Group, Inc.	615	256,879
Halliburton Co.	8,751	344,964
Hartford Financial Services Group, Inc.	1,404	144,682
Hasbro, Inc.	4,594	259,653
HCA Healthcare, Inc.	975	325,192
Healthpeak Properties, Inc., REIT	4,466	83,738
Henry Schein, Inc.(a)	2,542	191,972
Hershey Co.	916	178,162
Hess Corp.	471	71,893
Hewlett Packard Enterprise Co.	10,567	187,353
Hilton Worldwide Holdings, Inc.	512	109,215
Hologic, Inc.(a)	1,030	80,299
Home Depot, Inc.	638	244,737
Honeywell International, Inc.	945	193,961
Hormel Foods Corp.	10,448	364,531
Host Hotels & Resorts, Inc., REIT	5,057	104,579
Howmet Aerospace, Inc.	1,054	72,125
HP, Inc.	10,309	311,538
Hubbell, Inc.	603	250,275
Humana, Inc.	745	258,306
Huntington Bancshares, Inc.	3,518	49,076
Huntington Ingalls Industries, Inc.	271	78,988
IDEX Corp.	745	181,795
IDEXX Laboratories, Inc.(a)	142	76,670
Illinois Tool Works, Inc.	729	195,613
Illumina, Inc.(a)	876	120,292
Incyte Corp.(a)	3,958	225,487
Ingersoll Rand, Inc.	1,972	187,241
Insulet Corp.(a)	527	90,328
Intel Corp.	2,880	127,210
Intercontinental Exchange, Inc.	303	41,641
International Business Machines Corp.	1,618	308,973
International Flavors & Fragrances, Inc.	577	49,616
International Paper Co.	1,637	63,876
Security Description	Shares	Value
Interpublic Group of Cos., Inc.	4,909	$160,181
Intuit, Inc.	325	211,250
Intuitive Surgical, Inc.(a)	304	121,323
Invesco Ltd.	5,702	94,596
Invitation Homes, Inc.	3,006	107,044
IQVIA Holdings, Inc.(a)	460	116,329
Iron Mountain, Inc., REIT	779	62,484
J M Smucker Co.	1,703	214,357
Jabil, Inc.	2,093	280,357
Jack Henry & Associates, Inc.	302	52,466
Jacobs Solutions, Inc.	2,424	372,642
JB Hunt Transport Services, Inc.	395	78,704
Johnson & Johnson	1,490	235,703
Johnson Controls International PLC	1,156	75,510
JPMorgan Chase & Co.	631	126,389
Juniper Networks, Inc.	5,090	188,635
Kellanova	3,288	188,370
Kenvue, Inc.	20,349	436,690
Keurig Dr Pepper, Inc.	8,157	250,175
KeyCorp	3,186	50,371
Keysight Technologies, Inc.(a)	1,234	192,973
Kimberly-Clark Corp.	3,243	419,482
Kimco Realty Corp., REIT	3,251	63,752
Kinder Morgan, Inc.	13,329	244,454
KLA Corp.	227	158,575
Kraft Heinz Co.	5,846	215,717
Kroger Co.	12,738	727,722
L3Harris Technologies, Inc.	370	78,847
Laboratory Corp. of America Holdings	727	158,820
Lam Research Corp.	165	160,309
Lamb Weston Holdings, Inc.	2,015	214,658
Las Vegas Sands Corp.	1,231	63,643
Leidos Holdings, Inc.	1,228	160,979
Lennar Corp., Class A	1,449	249,199
Linde PLC	97	45,039
Live Nation Entertainment, Inc.(a)	793	83,876
LKQ Corp.	2,772	148,053
Lockheed Martin Corp.	183	83,241
Loews Corp.	6,350	497,141
Lowe's Cos., Inc.	983	250,400
Lululemon Athletica, Inc.(a)	514	200,794
LyondellBasell Industries NV, Class A	639	65,357
M&T Bank Corp.	335	48,722
Marathon Oil Corp.	2,744	77,765
Marathon Petroleum Corp.	2,647	533,370
MarketAxess Holdings, Inc.	194	42,535
Marriott International, Inc., Class A	424	106,979
Marsh & McLennan Cos., Inc.	170	35,017
Martin Marietta Materials, Inc.	264	162,080
Masco Corp.	2,320	183,002
Mastercard, Inc., Class A	88	42,378
Match Group, Inc.(a)	12,463	452,158

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
McCormick & Co., Inc.	2,970	$228,126
McDonald's Corp.	1,624	457,887
McKesson Corp.	360	193,266
Medtronic PLC	698	60,831
Merck & Co., Inc.	1,925	254,004
Meta Platforms, Inc., Class A	833	404,488
MetLife, Inc.	2,682	198,763
Mettler-Toledo International, Inc.(a)	89	118,485
MGM Resorts International(a)	1,491	70,390
Microchip Technology, Inc.	1,426	127,926
Micron Technology, Inc.	1,298	153,021
Microsoft Corp.	779	327,741
Mid-America Apartment Communities, Inc., REIT	784	103,159
Moderna, Inc.(a)	2,305	245,621
Mohawk Industries, Inc.(a)	1,465	191,754
Molina Healthcare, Inc.(a)	646	265,396
Molson Coors Beverage Co., Class B	3,682	247,614
Mondelez International, Inc., Class A	2,480	173,600
Monolithic Power Systems, Inc.	287	194,420
Monster Beverage Corp.(a)	4,013	237,891
Moody's Corp.	104	40,875
Morgan Stanley	2,728	256,868
Mosaic Co.	2,506	81,345
Motorola Solutions, Inc.	1,418	503,362
MSCI, Inc.	71	39,792
Nasdaq, Inc.	702	44,296
NetApp, Inc.	1,840	193,145
Netflix, Inc.(a)	351	213,173
Newmont Corp.	7,007	251,131
News Corp., Class A	3,608	94,457
News Corp., Class B	3,477	94,088
NextEra Energy, Inc.	4,108	262,542
NIKE, Inc., Class B	2,396	225,176
NiSource, Inc.	11,728	324,396
Nordson Corp.	110	30,199
Norfolk Southern Corp.	305	77,735
Northern Trust Corp.	1,107	98,434
Northrop Grumman Corp.	174	83,287
Norwegian Cruise Line Holdings Ltd.(a)	3,962	82,925
NRG Energy, Inc.	5,868	397,205
Nucor Corp.	1,280	253,312
NVIDIA Corp.	144	130,113
NVR, Inc.(a)	30	242,999
NXP Semiconductors NV	838	207,631
Occidental Petroleum Corp.	1,118	72,659
Old Dominion Freight Line, Inc.	366	80,267
Omnicom Group, Inc.	1,730	167,395
ON Semiconductor Corp.(a)	2,675	196,746
ONEOK, Inc.	3,079	246,843
Oracle Corp.	2,819	354,095
O'Reilly Automotive, Inc.(a)	134	151,270
Security Description	Shares	Value
Otis Worldwide Corp.	728	$72,269
PACCAR, Inc.	1,035	128,226
Packaging Corp. of America	319	60,540
Palo Alto Networks, Inc.(a)	753	213,950
Paramount Global, Class B	17,394	204,727
Parker-Hannifin Corp.	135	75,032
Paychex, Inc.	1,750	214,900
Paycom Software, Inc.	1,167	232,245
PayPal Holdings, Inc.(a)	896	60,023
Pentair PLC	2,195	187,541
PepsiCo, Inc.	1,094	191,461
Pfizer, Inc.	8,730	242,258
PG&E Corp.	4,416	74,012
Philip Morris International, Inc.	3,845	352,279
Phillips 66	3,184	520,075
Pinnacle West Capital Corp.	1,022	76,374
Pioneer Natural Resources Co.	487	127,838
PNC Financial Services Group, Inc.	317	51,227
Pool Corp.	287	115,805
PPG Industries, Inc.	449	65,060
PPL Corp.	2,692	74,111
Principal Financial Group, Inc.	2,378	205,245
Procter & Gamble Co.	2,540	412,115
Progressive Corp.	1,200	248,184
Prologis, Inc., REIT	470	61,203
Prudential Financial, Inc.	1,713	201,106
PTC, Inc.(a)	855	161,544
Public Service Enterprise Group, Inc.	3,699	247,019
Public Storage, REIT	360	104,422
PulteGroup, Inc.	2,110	254,508
Qorvo, Inc.(a)	1,822	209,220
QUALCOMM, Inc.	1,236	209,255
Quanta Services, Inc.	1,473	382,685
Quest Diagnostics, Inc.	1,243	165,456
Ralph Lauren Corp.	1,349	253,288
Raymond James Financial, Inc.	1,977	253,886
Realty Income Corp., REIT	1,199	64,866
Regency Centers Corp., REIT	1,024	62,013
Regeneron Pharmaceuticals, Inc.(a)	244	234,848
Regions Financial Corp.	2,414	50,791
Republic Services, Inc.	969	185,505
ResMed, Inc.	502	99,411
Revvity, Inc.	725	76,125
Robert Half, Inc.	1,947	154,358
Rockwell Automation, Inc.	99	28,842
Rollins, Inc.	3,920	181,378
Roper Technologies, Inc.	55	30,846
Ross Stores, Inc.	4,891	717,803
Royal Caribbean Cruises Ltd.(a)	622	86,464
RTX Corp.	872	85,046
S&P Global, Inc.	91	38,716
Salesforce, Inc.	1,038	312,625

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
SBA Communications Corp., REIT	282	$61,109
Schlumberger NV	6,284	344,426
Seagate Technology Holdings PLC	2,051	190,846
Sempra	1,031	74,057
ServiceNow, Inc.(a)	416	317,158
Sherwin-Williams Co.	186	64,603
Simon Property Group, Inc., REIT	422	66,039
Skyworks Solutions, Inc.	1,985	215,015
Snap-on, Inc.	806	238,753
Southern Co.	1,060	76,044
Southwest Airlines Co.	5,200	151,788
Stanley Black & Decker, Inc.	2,596	254,226
Starbucks Corp.	5,221	477,147
State Street Corp.	1,460	112,887
Steel Dynamics, Inc.	1,808	268,000
STERIS PLC	508	114,209
Stryker Corp.	331	118,455
Super Micro Computer, Inc.(a)	165	166,655
Synchrony Financial	15,038	648,439
Synopsys, Inc.(a)	553	316,039
Sysco Corp.	8,849	718,362
T Rowe Price Group, Inc.	765	93,269
Take-Two Interactive Software, Inc.(a)	3,307	491,056
Tapestry, Inc.	5,046	239,584
Targa Resources Corp.	2,289	256,345
Target Corp.	934	165,514
TE Connectivity Ltd.	1,269	184,310
Teledyne Technologies, Inc.(a)	71	30,482
Teleflex, Inc.	210	47,496
Teradyne, Inc.	1,494	168,568
Tesla, Inc.(a)	1,356	238,371
Texas Instruments, Inc.	1,226	213,581
Textron, Inc.	1,722	165,191
Thermo Fisher Scientific, Inc.	200	116,242
TJX Cos., Inc.	7,432	753,753
T-Mobile U.S., Inc.	1,933	315,504
Tractor Supply Co.	476	124,579
Trane Technologies PLC	250	75,050
TransDigm Group, Inc.	60	73,896
Travelers Cos., Inc.	620	142,687
Trimble, Inc.(a)	473	30,442
Truist Financial Corp.	1,268	49,427
Tyler Technologies, Inc.(a)	753	320,033
Tyson Foods, Inc., Class A	6,587	386,855
U.S. Bancorp	1,099	49,125
Uber Technologies, Inc.(a)	1,344	103,475
UDR, Inc., REIT	2,772	103,701
Ulta Beauty, Inc.(a)	293	153,204
Union Pacific Corp.	315	77,468
United Airlines Holdings, Inc.(a)	4,115	197,026
United Parcel Service, Inc., Class B	514	76,396
Security Description	Shares	Value
United Rentals, Inc.	178	$128,358
UnitedHealth Group, Inc.	534	264,170
Universal Health Services, Inc., Class B	1,804	329,158
Valero Energy Corp.	3,179	542,624
Ventas, Inc., REIT	1,781	77,545
Veralto Corp.	333	29,524
VeriSign, Inc.(a)	1,661	314,776
Verisk Analytics, Inc.	169	39,838
Verizon Communications, Inc.	8,017	336,393
Vertex Pharmaceuticals, Inc.(a)	576	240,774
VF Corp.	14,757	226,372
Viatris, Inc.	19,383	231,433
VICI Properties, Inc.	2,174	64,763
Visa, Inc., Class A	152	42,420
Vulcan Materials Co.	594	162,114
W R Berkley Corp.	1,608	142,212
Walgreens Boots Alliance, Inc.	29,947	649,550
Walmart, Inc.	11,856	713,376
Walt Disney Co.	1,721	210,582
Warner Bros Discovery, Inc.(a)	21,775	190,096
Waste Management, Inc.	858	182,883
Waters Corp.(a)	332	114,284
WEC Energy Group, Inc.	895	73,497
Wells Fargo & Co.	2,083	120,731
Welltower, Inc., REIT	862	80,545
West Pharmaceutical Services, Inc.	133	52,629
Western Digital Corp.(a)	3,019	206,017
Westinghouse Air Brake Technologies Corp.	835	121,643
Westrock Co.	1,305	64,532
Weyerhaeuser Co., REIT	4,547	163,283
Williams Cos., Inc.	6,594	256,968
Willis Towers Watson PLC	127	34,925
WW Grainger, Inc.	120	122,076
Wynn Resorts Ltd.	629	64,303
Xcel Energy, Inc.	1,435	77,131
Xylem, Inc.	1,402	181,194
Yum! Brands, Inc.	3,407	472,381
Zebra Technologies Corp., Class A(a)	421	126,906
Zimmer Biomet Holdings, Inc.	938	123,797
Zoetis, Inc.	1,305	220,819
TOTAL INVESTMENTS—99.7% (Cost $81,096,543)		94,013,481
OTHER ASSETS IN EXCESS OF LIABILITIES—0.3%		278,748
NET ASSETS—100.0%		$94,292,229

(a)	Non-income producing security.

PLC=Public Limited Company
REIT=Real Estate Investment Trust

Syntax Stratified LargeCap ETF
Schedule of Investments
March 31, 2024 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1	Level 2	Level 3	Total
Syntax Stratified LargeCap ETF
INVESTMENTS:
Common Stock	$94,013,481	$—	$—	$94,013,481
Total	$94,013,481	$—	$—	$94,013,481

Syntax Stratified LargeCap ETF
Schedule of Investments
March 31, 2024 (Unaudited)

INDUSTRY BREAKDOWN
As of March 31, 2024*
INDUSTRY	PERCENTAGE OF NET ASSETS
Marketed Pharmaceuticals	3.5%
Downstream Energy	3.3
Competitive Electric Utilities	3.3
Processed Foods	3.2
Restaurants	3.1
Software for Specific Uses	3.1
Food Distributors	3.1
Non-Real Estate Banking	2.2
Upstream Energy	2.2
Commercial Insurance	2.1
Consumer Insurance	2.1
Real Estate Operators and Developers	2.1
Real Estate Rental	2.1
Content Providers	2.1
Telecommunication Networks	2.1
Commercial IT Hardware	2.0
Regulated Electric Utilities	2.0
Consumer Electronics	1.7
Primary Foods	1.6
Electric and Electronic Components	1.6
Auto Products	1.6
Specialty Industrial Services	1.6
Consumer Equipment Manufacture	1.6
Transportation and Consumer Auto Services	1.6
Mechanical and Structural Components	1.6
Apparel and Accessory Retailers	1.6
Capital Markets	1.5
Distribution Services	1.5
Personal Care Products	1.5
Alcohol and Tobacco	1.5
Internet Search and Social Networks	1.4
Pharmacies	1.4
Investment Services	1.4
Healthcare Insurance	1.4
Transaction Services	1.4
Online Distribution Networks	1.4
Digital Integrated Circuits	1.4
Semiconductor Services and Equipment	1.4
Consumer Equipment Retail	1.4
Management and IT Services	1.3
Analog and Mixed Signal Integrated Circuits	1.3
Diversified Household and Personal Care Products	1.3
Healthcare Providers and Facilities	1.3
INDUSTRY	PERCENTAGE OF NET ASSETS
Internet Services	1.3%
Transport Aerospace and Defense Equipment	1.2
Accessories and Footwear	1.2
Metals	1.1
Medical Research Services and Equipment	1.1
Midstream Energy	1.1
Industrial Conglomerates	1.1
Chemicals	1.0
Other Raw Materials	1.0
Gas and Water Utilities	1.0
Healthcare Products Distribution	1.0
Medical Devices	1.0
Hospital Equipment	0.9
Production Equipment	0.8
Operating Systems and Middleware	0.7
Securities Brokers and Dealers	0.5
Other Pharmaceuticals	0.5
Consumer Paper Products	0.4
Software for Specific Industries	0.3
Contract Electronics Services	0.3
Branded Apparel	0.3
Other Assets in Excess of Liabilities	0.3
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Syntax Stratified LargeCap ETF
Notes to Schedule of Investments
March 31, 2024 (Unaudited)

Investment Valuation
The following methodologies are used to determine the market value or fair value of investments.
Market Value: Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
Fair Valuation: Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Quoted prices in active markets for identical investments
•	Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2024 is disclosed in the Fund’s respective Schedule of Investments.
Other information regarding the Fund is available on the Fund's website at www.syntaxadvisors.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.